UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4260
                                   ------------


                       AXP GOVERNMENT INCOME SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------
Date of reporting period:   11/30
                         --------------

AXP(R)
  Short Duration
    U.S. Government
            Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Nov. 30, 2004

AXP Short Duration U.S. Government Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
Funds                                                                 (R)

Table of Contents

Fund Snapshot                                                         3

Performance Summary                                                   4

Questions & Answers  with Portfolio Management                        6

Investments in Securities                                            10

Financial Statements (Portfolio)                                     15

Notes to Financial Statements (Portfolio)                            18

Financial Statements (Fund)                                          23

Notes to Financial Statements (Fund)                                 26

Fund Expenses Example                                                35

Proxy Voting                                                         37

(logo) Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Fund Snapshot
        AT NOV. 30, 2004

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Scott Kirby*                      6/01                       26

* The Fund is managed by a team of portfolio managers led by Scott Kirby.

FUND OBJECTIVE

For investors seeking a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

Inception dates by class
A: 8/19/85      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols by class
A: IFINX        B: ISHOX        C: AXFCX        Y: IDFYX

Total net assets                                         $2.004 billion

Number of holdings                                                  189

Weighted average life(1)                                      2.1 years

Effective duration(2)                                         1.4 years

Weighted average bond rating(3)                                     AAA

(1) Weighted average life measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Mortgage-backed securities 51.6%
U.S. government obligations & agencies 42.1%
CMBS/ABS** 3.6%
Short-term securities* 2.7%

 * Of the 2.7%, 1.5% is due to security lending activity and 1.2% is the Portfolio's cash equivalent position.

** Commercial mortgage-backed securities/Asset-backed securities

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                        100.0%

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

Shares of the Fund are not insured or guaranteed by the U.S. government.

Fund holdings are subject to change.

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3 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Performance Summary

(bar chart)

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2004

                 (bar 1)             (bar 2)             (bar 3)
                 +0.86%               +0.91%              +0.99%

(bar 1) AXP Short Duration U.S. Government Fund Class A (excluding sales charge) (bar 2) Lehman Brothers 1-3 Year Government Index(1) (unmanaged)
(bar 3) Lipper Short U.S. Government Funds Index(2)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1) The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of
     2.9 years are included.

(2) The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

AXP Short Duration U.S. Government Fund

SEC YIELDS
                        Class A   Class B   Class C    Class Y
At Nov. 30, 2004         2.35%     1.72%     1.72%      2.63%
At Dec. 31, 2004         2.66%     2.05%     2.05%      2.96%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 5 for additional performance information.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

     DURATION
SHORT  INT.  LONG
  X              HIGH
                 MEDIUM  QUALITY
                 LOW

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4 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS

                              Class A                   Class B                     Class C                  Class Y
(Inception dates)            (8/19/85)                 (3/20/95)                   (6/26/00)                (3/20/95)
                        NAV(1)      POP(2)       NAV(1)    After CDSC(3)     NAV(1)  After CDSC(4)     NAV(5)      POP(5)
at Nov. 30, 2004
6 months*               +0.86%      -3.93%       +0.48%       -4.50%         +0.48%     -0.52%         +0.95%      +0.95%
1 year                  +1.01%      -3.79%       +0.25%       -3.69%         +0.25%     +0.25%         +1.18%      +1.18%
3 years                 +2.37%      +0.73%       +1.60%       +0.64%         +1.60%     +1.60%         +2.54%      +2.54%
5 years                 +3.98%      +2.98%       +3.20%       +3.03%           N/A        N/A          +4.15%      +4.15%
10 years                +5.38%      +4.87%         N/A          N/A            N/A        N/A            N/A         N/A
Since inception         +6.55%      +6.29%       +4.41%       +4.41%         +3.71%     +3.71%         +5.36%      +5.36%

at Dec. 31, 2004
6 months*               +1.19%      -3.62%       +0.81%       -4.18%         +0.81%     -0.19%         +1.28%      +1.28%
1 year                  +0.82%      -3.96%       +0.07%       -3.87%         +0.07%     +0.07%         +0.99%      +0.99%
3 years                 +2.57%      +0.92%       +1.80%       +0.83%         +1.80%     +1.80%         +2.74%      +2.74%
5 years                 +4.06%      +3.05%       +3.28%       +3.10%           N/A        N/A          +4.23%      +4.23%
10 years                +5.40%      +4.89%         N/A          N/A            N/A        N/A            N/A         N/A
Since inception         +6.54%      +6.28%       +4.40%       +4.40%         +3.70%     +3.70%         +5.35%      +5.35%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

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5 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Scott Kirby discusses the Fund's positioning and results for the six months ended Nov. 30, 2004.

Q: How did AXP Short Duration U.S. Government Fund perform for the first half of the fiscal year?

A: AXP Short Duration U.S. Government Fund's Class A shares (excluding sales charge) rose 0.86% for the six months ended Nov. 30, 2004. This was slightly less than the Lehman Brothers 1-3 Year Government Index (Lehman Index), which gained 0.91% for the period. The Lipper Short U.S. Government Funds Index, representing the Fund's peer group, rose 0.99% over the same time frame.

    To help keep the Fund competitive with its peers, American Express Financial Corporation implemented a new expense cap on June 1, 2004, reducing the maximum level of expenses borne by Class A shareholders from 0.97% of net assets per fiscal year to a maximum 0.925% of net assets per year.

Q:  What factors most significantly affected Fund performance?

A: We believed the Federal Reserve Board's (the Fed's) efforts to raise short term interest rates would create dislocation in the bond market, widening the difference in interest rates between U.S. Treasuries and mortgages (yield spreads). Instead yield spreads were tight. The Fund's allocation to the spread sectors -- agencies, asset-backed securities and mortgage-backed securities supported the Fund's absolute performance, as these spread sectors outperformed U.S. Treasuries for the six months.

    The Fund's yield curve positioning was a positive contributor to relative results. We believed the yield curve would flatten somewhat as the Fed raised short-term interest rates to 2.00% by the end of the period. The Fund's duration positioning also boosted Fund returns.

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6 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Questions & Answers

[line chart]

         U.S. TREASURY YIELDS (Nov. 30, 2004 compared to June 1, 2004)
Yield

[solid line]      2.223%   2.432%  2.997%   3.251%   3.691%   4.349%   5.002%
[dotted line]     1.111%   1.398%  2.589%   3.119%   3.836%     4.7%   5.396%
                  3 mos.   6 mos.  2 yrs.   3 yrs.   5 yrs.   10 yrs.  30 yrs.

                                    Maturity

Treasury yields as of:     [solid line] 11/30/04
                           [dotted line] 6/1/04

Source: Bloomberg

This chart compares the income potential of U.S. Treasury bills, notes and bonds as of Nov. 30, 2004 compared to six months earlier. This is known as the yield curve.

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7 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> We believed the yield curve would flatten somewhat as the Fed raised short-term interest rates to 2.00% by the end of the period. (end callout quote)

                    (begin callout quote)> We intend to continue to position the Fund for ongoing economic recovery and a higher interest rate environment. (end callout quote)

    From a general market perspective, the hallmark of this six-month period was the dramatic flattening of the yield curve, with rates on the two-year U.S. Treasury notes rising 0.42% while rates on the 10-year U.S. Treasury actually fell 0.35% from June 1 through Nov. 30, 2004. Contributing to the flattening of the yield curve was the widely-anticipated tightening of monetary policy. The Fed increased the targeted federal funds rate at a measured pace of 25 basis points (0.25%) each four times during the semiannual period. At the same time, concerns over a soft labor market, persistently high oil prices and what Fed Chairman Alan Greenspan called an economic "soft patch" gave support to a rally at the longer end of the yield curve. Many investors underestimated the strength of the long-term bond rally. As economic data improved in the last month or so of the period, the fixed income market across the yield curve sold off significantly.

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8 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Questions & Answers

Q: What changes did you make to the portfolio and how is it currently positioned?

A: Over the semiannual period, we significantly decreased the Fund's allocation to U.S. Treasuries. We redeployed those assets primarily into government agency securities, asset-backed securities, commercial mortgage-backed securities and non-agency mortgages. This proved to be a prudent strategy. As yield spreads tightened, we began to shift assets back into U.S. Treasuries toward the end of the semiannual period. We also began to move into shorter-term government agency securities.

    Within the mortgage sector, we continued to focus on higher coupons and more seasoned bonds, which we expect to outperform in a rising interest rate environment. We were also able to add value within the mortgage sector by focusing on pools that historically have had lower-than-average prepayment risks. We also invested in collateralized mortgage obligations, which are attractively structured mortgage-backed securities in that they separate mortgage pools into short-, medium- and long-term cash flow. Throughout, we adjusted both yield curve positioning and portfolio duration as market conditions changed.

Q:  How do you intend to manage the Fund in the coming months?

A: While job creation and inflation numbers remain key indicators to monitor in the coming months, we intend to continue to position the Fund for ongoing economic recovery and a higher interest rate environment. We believe that the Fed will continue to raise interest rates at a measured pace well into the new year. Thus, we intend to keep the Fund's duration shorter than the Lehman Index. We also intend to position the Fund according to our view that valuations of mortgage-backed securities are currently stretched. As always, our strategy is to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.

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9 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Investments in Securities

Government Income Portfolio

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (98.6%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

U.S. government obligations & agencies (42.7%)
Federal Farm Credit Bank
   07-17-06               2.13%           $15,100,000                $14,865,195
   10-02-06               2.38             14,600,000                 14,393,060
Federal Home Loan Bank
   03-13-06               2.50             64,785,000                 64,390,264
   05-15-06               3.00             25,570,000                 25,553,763
   05-22-06               2.88             90,080,000                 89,852,187
   12-17-07               3.25             22,660,000                 22,469,883
Federal Home Loan Mtge Corp
   01-15-06               5.25             43,500,000                 44,575,451
   07-15-06               5.50             60,000,000                 62,267,460
   01-30-07               3.00             10,950,000                 10,857,604
   02-15-07               2.38             43,625,000                 42,803,192
   02-23-07               2.85             21,675,000                 21,432,847
   09-15-07               3.50             24,275,000(b)              24,338,479
Federal Natl Mtge Assn
   02-15-06               5.50             15,500,000                 15,961,869
   02-28-06               2.25              6,770,000                  6,709,781
   04-13-06               2.15              4,500,000                  4,447,436
   03-02-07               3.00             16,000,000                 15,896,048
   12-15-07               3.13             21,640,000(b)              21,394,754
   05-15-08               6.00             17,850,000                 19,201,995
Student Loan Mtge Assn
   12-15-32               2.25             16,325,000(d)              16,141,017
   03-15-33               2.16             14,800,000(d)              14,642,528
U.S. Treasury
   11-15-05               5.75             50,710,000                 52,165,935
   12-31-05               1.88             95,920,000                 95,076,958
   01-31-06               1.88             20,820,000                 20,615,048
   03-31-06               1.50             41,400,000                 40,706,219
   11-15-06               3.50             45,210,000(b,l)            45,633,844
   05-15-07               3.13                255,000                    254,880
   08-15-07               2.75             18,450,000                 18,231,626
   08-15-07               3.25             31,150,000                 31,187,723
Total                                                                856,067,046

Commercial mortgage-backed(e)/
Asset-backed securities (3.7%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3
   03-06-09               3.00             12,000,000                 11,898,756
Centex Home Equity
  Series 2001-A Cl A4
   07-25-29               6.47              4,495,890                  4,568,448
Conseco Finance
  Series 2000-D Cl A4
   12-15-25               8.17                828,102                    848,217
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A2
   06-15-26               4.90              9,600,000                  9,894,834
  Series 2004-C6 Cl A2
   08-15-29               4.19              6,165,000                  6,142,436
Morgan Stanley Capital I
  Series 2004-IQ8 Cl A2
   06-15-40               3.96             12,170,000                 12,174,382
Providian Gateway Master Trust
  Series 2004-DA Cl A
   09-15-11               3.35             10,500,000(d)              10,383,513
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29               5.86             17,491,205                 17,606,648
Total                                                                 73,517,234

Mortgage-backed securities (52.3%)(e,g)
Federal Home Loan Mtge Corp
   09-01-09               6.50                402,685                    428,715
   10-01-10               7.00              1,253,485                  1,329,707
   03-01-12               7.50              4,963,025                  5,305,394
   07-01-12               5.50                573,511                    594,838
   02-01-13               5.00              3,794,663                  3,881,525
   04-01-13               4.50              2,763,058                  2,784,321
   04-01-13               5.00              3,587,438                  3,669,557
   05-01-13               4.50             23,168,372                 23,347,037
   01-01-14               4.00             12,254,876                 12,181,991
   06-01-15               7.50              9,705,719                 10,421,672
   04-01-17               6.50             29,317,850                 31,161,697
   07-01-17               6.50             15,170,164                 16,055,294

See accompanying notes to investments in securities.

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10 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Home Loan Mtge Corp (cont.)
   11-01-17               5.00%            $5,724,857                 $5,808,321
   11-01-17               5.50             10,136,971                 10,466,453
   09-01-19               5.50              4,608,097                  4,755,803
   07-01-24               8.00                639,838                    696,360
   01-01-25               9.00                889,614                    998,035
   06-01-25               8.00                736,406                    802,649
   08-01-25               8.00                189,470                    206,513
   05-01-26               9.00              1,383,052                  1,553,278
   08-01-34               5.20              6,264,266(k)               6,300,777
   10-01-34               5.01              8,125,258(k)               8,240,799
  Collateralized Mtge Obligation
   12-15-08               6.00              9,226,855                  9,513,264
   03-15-12               5.00             14,471,288                 14,645,898
   04-15-12               5.00             20,188,292                 20,665,078
   10-15-15               5.00             29,046,000                 29,818,665
   01-15-16               5.00              9,125,000                  9,369,482
   02-15-16               5.00             28,636,488                 29,360,746
   06-15-16               7.00             13,657,036                 14,691,969
   08-15-16               4.00             12,565,455                 12,453,945
   04-15-19               4.50              1,079,293                  1,079,491
   02-15-20               4.50             15,450,000                 15,514,570
   01-15-33               5.00              2,725,656                  2,723,895
  Interest Only
   12-15-12              12.70             14,480,312(i)                 798,272
   02-15-14               7.40             12,411,430(i)                 952,577
   11-15-19              19.12             11,000,000(h,i)             1,390,469
   01-01-20               0.00                 16,807(i)                   3,022
   03-15-25               8.94             12,557,736(i)               1,182,892
   03-15-32               0.00              3,978,680(h,i)               368,037
Federal Natl Mtge Assn
   09-01-07               8.50                154,968                    157,632
   10-01-07               7.50                549,172                    570,661
   12-01-08               7.50                871,020                    905,103
   01-01-09               5.74              3,226,451                  3,397,627
   05-01-09               7.50              1,894,146                  1,968,262
   10-01-09               7.11              4,292,561                  4,791,142
   01-01-10               5.00              1,204,787                  1,230,218
   07-01-11               7.50                920,512                    978,211
   11-01-12               5.00                852,919                    872,442
   12-01-12               5.00              1,347,683                  1,389,041
   04-01-13               5.50             15,554,324                 16,132,750
   05-01-13               5.00             19,490,829                 19,936,985
   05-01-13               5.50              4,764,735                  4,981,149
   05-01-13               6.00              1,038,762                  1,091,195
   06-01-13               5.00              3,507,758                  3,588,053
   08-01-13               4.50              9,436,093                  9,508,707
   10-01-13               6.00              3,053,195                  3,207,308
   12-01-13               5.50              1,646,345                  1,703,967
   01-01-14               5.50                938,009                    970,840
   01-01-14               6.00                565,699                    594,253
   03-01-14               6.00              1,167,253                  1,226,171
   06-01-14               6.50              9,712,993                 10,313,160
   08-01-14               6.50                455,342                    483,247
   09-01-14               6.00              1,988,282                  2,095,450
   08-01-15               5.50             20,457,457                 21,173,466
   06-01-17               6.00             15,812,924                 16,642,947
   06-01-17               6.50              3,748,141                  3,974,358
   06-01-17               7.00                861,841                    914,355
   07-01-17               6.00             33,492,226                 35,246,679
   08-01-17               5.50             22,955,358                 23,775,693
   08-01-17               6.00             13,879,278                 14,568,899
   08-01-17               7.00              1,632,839                  1,732,332
   09-01-17               6.00                510,293                    534,811
   11-01-17               5.50             15,913,521                 16,476,553
   11-01-17               6.00              2,048,233                  2,167,163
   01-01-18               5.50              2,160,973                  2,237,732
   02-01-18               5.50             15,101,690                 15,641,989
   04-01-18               5.50             13,429,470                 13,916,757
   05-01-18               5.50              1,551,918                  1,606,018
   06-01-18               5.50                992,694                  1,027,557
   11-01-21               8.00                274,427                    299,271
   11-01-23               6.00              1,968,981                  2,041,806
   06-01-24               9.00                671,615                    745,857
   02-01-26               6.00                129,181                    133,706
   05-01-26               7.50              1,093,696                  1,176,129
   12-01-28               7.00              2,695,293                  2,869,306
   04-01-31               6.50              4,613,271                  4,860,248
   09-01-31               7.50              3,336,433                  3,581,739
   11-01-31               6.50              1,847,911                  1,940,406
   09-01-32               6.50              2,666,258                  2,799,644
   11-01-32               7.00                312,842                    331,812
   01-01-33               4.74              3,125,933(k)               3,159,834
   02-01-33               4.84             17,596,712(k)              17,943,325
   04-01-33               4.38             13,371,714(k)              13,441,648
   04-01-33               4.59             10,626,706(k)              10,737,084
   05-01-33               4.59              8,736,845(k)               8,828,736
   07-01-33               4.42              4,636,124(k)               4,655,018
   07-01-33               4.45             12,823,608(k)              12,834,388
   07-01-33               4.97              7,299,264(k)               7,256,754
   08-01-33               3.19              1,134,333(k)               1,142,014
   08-01-33               4.11              3,524,094(k)               3,499,117

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
11 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   09-01-33               4.19%            $3,293,854(k)              $3,275,845
   11-25-33               2.91             13,202,000                 13,183,438
   08-01-34               4.53              5,204,362(k)               5,195,306
   09-01-34               4.87              6,935,744(k)               7,023,928
   10-01-34               5.10              7,925,140(k)               8,056,301
   11-01-34               5.07              7,215,016(k)               7,312,419
  Collateralized Mtge Obligation
   03-25-13               4.50              7,553,536                  7,662,872
   10-25-13               5.00             21,468,333                 21,974,300
   12-25-13               4.50             21,428,571                 21,808,429
   05-25-16               4.00             11,160,000                 11,155,290
   07-25-16               4.00             11,000,000                 10,891,090
   10-25-19               4.50             14,410,588                 14,461,894
   07-25-23               5.50             21,000,000                 21,601,005
   12-25-26               4.50              6,531,106                  6,548,378
   12-25-26               8.00              4,709,374                  5,058,461
   06-25-33               6.91              5,331,684(k)               5,407,083
   04-25-34               5.50              4,917,208                  5,057,127
   05-25-34               3.75             10,100,000                  9,971,986
   06-25-34               5.00             12,750,000                 12,896,320
   05-25-42               5.30             10,174,190                 10,270,907
   07-25-42               5.50              9,883,598                  9,895,654
   10-25-42               7.50              5,249,384                  5,633,704
   08-25-43               4.61              7,825,000                  7,857,552
   06-25-44               7.50              5,749,056                  6,166,150
  Interest Only
   12-25-12              13.29             11,818,740(i)                 669,863
   11-25-13              10.08             10,950,000(i)               1,094,754
   08-01-18               0.00                 10,359(i)                   2,326
   01-15-20               0.00                404,232(i)                  75,778
   07-25-22               0.00              1,323,693(i)                 206,249
   03-25-23               7.94              3,180,104(i)                 569,022
   12-25-31               1.19              3,842,568(i)                 790,317
   02-25-32               0.00              7,389,952(h,i)               700,197
  Principal Only
   06-25-21               2.44                 60,710(j)                  56,285
First Horizon Alternative Mtge Securities
   10-25-34               5.46              5,401,310                  5,499,182
GMAC Mtge Corp Loan Trust
  Series 2004-AR2 Cl 3A
   08-19-34               4.45              7,806,463(k)               7,747,576
Govt Natl Mtge Assn
   08-15-13               6.00              1,842,635                  1,944,426
   09-15-14               6.00             10,263,088                 10,830,097
   06-15-33               7.00              3,992,150                  4,261,308
  Collateralized Mtge Obligation
   11-20-13               5.50              7,771,504                  7,925,188
   03-16-20               4.59              9,934,475                 10,068,131
   07-16-21               3.41             13,500,000                 13,221,267
   09-16-21               3.23             14,000,000                 13,660,560
  Interest Only
   03-20-29               7.17              6,898,919(i)                 664,690
GSR Mtge Loan Trust
  Series 2004-10F Cl 1A1
   08-25-19               4.50              3,861,648                  3,885,664
Harborview Mtge Loan Trust
  Series 2004-4 Cl 3A
   06-19-34               2.98             10,768,179(k)              10,643,433
  Series 2004-10 Cl 3A
   06-19-32               5.19              5,825,000(f)               5,906,459
Morgan Stanley Mtge Loan Trust
  Series 2004-10AR Cl 2A1
   11-25-34               5.15              3,766,729(k)               3,802,890
Residential Accredit Loans
  Series 2003-QS17 Cl CB7
   09-25-33               5.50              5,062,484                  5,115,615
Structured Asset Securities
  Series 2004-12H Cl 2A
   04-25-34               5.60              8,993,399(k)               9,160,855
Washington Mutual
  Series 2002-AR15 Cl A5
   12-25-32               4.38              8,767,001(k)               8,808,393
Total                                                              1,049,207,697

Total bonds
(Cost: $1,988,589,562)                                            $1,978,791,977

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Short-term securities (2.8%)(c)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (2.5%)
Federal Home Loan Mtge Corp Disc Nt
   12-02-04               1.85%           $50,000,000                $49,994,862
Federal Natl Mtge Assn Disc Nt
   12-15-04               1.77                800,000                    799,410
Total                                                                 50,794,272

Commercial paper (0.2%)
Variable Funding Capital
   12-01-04               2.07%            $4,400,000                 $4,399,747

Total short-term securities
(Cost: $55,196,849)                                                  $55,194,019

Total investments in securities
(Cost: $2,043,786,411)(m)                                         $2,033,985,996

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2004, security was partially or fully on loan. See Note 5 to the financial statements.

(c) Cash collateral received from security lending activity is invested in short-term securities and represents 1.5% of net assets. See Note 5 to the financial statements. 1.3% of net assets is the Portfolio's cash equivalent position.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2004, the value of these securities amounted to $41,167,058 or 2.1% of net assets.

(e) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,924,104.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2004:

     Security                Principal    Settlement    Proceeds         Value
                               amount        date       receivable

     Federal Natl Mtge Assn
         12-01-19 5.50%     $45,750,000     12-16-04   $47,198,906   $47,165,505
         12-01-19 6.00       18,000,000     12-16-04    18,843,750    18,843,840

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2004. At Nov. 30, 2004, the value of inverse floaters represented 0.1% of net assets.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2004.

--------------------------------------------------------------------------------
13 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

(j) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Nov. 30, 2004.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

(l) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements.):

     Type of security                                          Notional amount

     Purchase contracts
     U.S. Long Bond, March 2005, 20-year                          $  9,900,000
     U.S. Treasury Note, March 2005, 2-year                         31,900,000

     Sale contracts
     U.S. Treasury Note, Dec. 2004, 5-year                          99,700,000
     U.S. Treasury Note, Dec. 2004, 10-year                          1,000,000
     U.S. Treasury Note, March 2005, 5-year                          2,600,000
     U.S. Treasury Note, March 2005, 10-year                         7,000,000

(m) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $2,043,786,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $  8,090,000
     Unrealized depreciation                                       (17,890,000)
                                                                   -----------
     Net unrealized depreciation                                  $ (9,800,000)
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
14 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Government Income Portfolio

Nov. 30, 2004 (Unaudited)
Assets
Investments in securities, at value (Note 1)*
   (identified cost $2,043,786,411)                                                      $2,033,985,996
Accrued interest receivable                                                                  10,666,428
Receivable for investment securities sold                                                    82,762,457
                                                                                             ----------
Total assets                                                                              2,127,414,881
                                                                                          -------------
Liabilities
Disbursements in excess of cash on demand deposit                                               571,251
Payable for investment securities purchased                                                  24,274,331
Payable upon return of securities loaned (Note 5)                                            30,385,000
Accrued investment management services fee                                                       27,854
Other accrued expenses                                                                           99,284
Forward sale commitments, at value (proceeds receivable $66,042,656) (Note 1)                66,009,345
                                                                                             ----------
Total liabilities                                                                           121,367,065
                                                                                            -----------
Net assets                                                                               $2,006,047,816
                                                                                         ==============
* Including securities on loan, at value (Note 5)                                        $   29,656,395
                                                                                         --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Statement of operations
Government Income Portfolio

Six months ended Nov. 30, 2004 (Unaudited)
Investment income
Income:
Interest                                                                                   $ 35,894,543
Fee income from securities lending (Note 5)                                                     105,624
                                                                                                -------
Total income                                                                                 36,000,167
                                                                                             ----------
Expenses (Note 2):
Investment management services fee                                                            5,553,951
Compensation of board members                                                                     7,207
Custodian fees                                                                                   77,298
Audit fees                                                                                       18,563
Other                                                                                            42,699
                                                                                                 ------
Total expenses                                                                                5,699,718
                                                                                              ---------
Investment income (loss) -- net                                                              30,300,449
                                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                            (7,621,300)
   Futures contracts                                                                         (3,811,679)
   Options contracts written (Note 6)                                                           880,071
                                                                                                -------
Net realized gain (loss) on investments                                                     (10,552,908)
Net change in unrealized appreciation (depreciation) on investments                           4,714,151
                                                                                              ---------
Net gain (loss) on investments                                                               (5,838,757)
                                                                                             ----------
Net increase (decrease) in net assets resulting from operations                            $ 24,461,692
                                                                                           ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Statements of changes in net assets
Government Income Portfolio

                                                                            Nov. 30, 2004                     May 30, 2004
                                                                          six months ended                     Year ended
                                                                             (Unaudited)
Operations
Investment income (loss) -- net                                           $   30,300,449                   $    76,653,491
Net realized gain (loss) on investments                                      (10,552,908)                      (13,943,876)
Net change in unrealized appreciation (depreciation) on investments            4,714,151                       (56,711,856)
                                                                               ---------                       -----------
Net increase (decrease) in net assets resulting from operations               24,461,692                         5,997,759
                                                                              ----------                         ---------
Proceeds from contributions                                                    1,624,151                         7,986,457
Fair value of withdrawals                                                   (329,146,792)                   (1,233,308,157)
                                                                            ------------                    --------------
Net contributions (withdrawals) from partners                               (327,522,641)                   (1,225,321,700)
                                                                            ------------                    --------------
Total increase (decrease) in net assets                                     (303,060,949)                   (1,219,323,941)
Net assets at beginning of period                                          2,309,108,765                     3,528,432,706
                                                                           -------------                     -------------
Net assets at end of period                                               $2,006,047,816                   $ 2,309,108,765
                                                                          ==============                   ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Notes to Financial Statements

Government Income Portfolio

(Unaudited as to Nov. 30, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities held by the Portfolio are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

--------------------------------------------------------------------------------
18 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Short sales

The Portfolio may engage in short sales. In these transactions, the Portfolio sells a security that it does not own. The Portfolio is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Portfolio sold the security.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2004, the Portfolio has entered into outstanding when-issued securities of $5,924,104.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

--------------------------------------------------------------------------------
19 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Forward sale commitments

The Portfolio may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

Guarantees and indemnifications

Under the Portfolio's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, certain of the Portfolio's contracts with its service providers contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
20 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets that declines from 0.52% to 0.395% annually as the Portfolio's assets increase.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested trustees may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the underlying Fund or other American Express mutual funds. The Portfolio's liability for these amounts is adjusted for market value changes and remains in the Portfolio until distributed in accordance with the Plan.

The Portfolio pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,203,281,781 and $1,472,668,841, respectively, for the six months ended Nov. 30, 2004. Realized gains and losses are determined on an identified cost basis.

4. INTEREST RATE FUTURES CONTRACTS

At Nov. 30, 2004, investments in securities included securities valued at $1,806,647 that were pledged as collateral to cover initial margin deposits on 418 open purchase contracts and 1,103 open sale contracts. The notional market value of the open purchase contracts at Nov. 30, 2004 was $77,712,938 with a net unrealized loss of $278,908. The notional market value of the open sale contracts at Nov. 30, 2004 was $121,086,156 with a net unrealized gain of $1,069,742. See "Summary of significant accounting policies" and "Notes to investments in securities."

5. LENDING OF PORTFOLIO SECURITIES

At Nov. 30, 2004, securities valued at $29,656,395 were on loan to brokers. For collateral, the Portfolio received $30,385,000 in cash. Cash collateral received is invested in short-term securities, which are included in the short-term section of the "Investments in securities." Income from securities lending amounted to $105,624 for the six months ended Nov. 30, 2004. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

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21 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                             Six months ended Nov. 30, 2004
                                                          Puts
                                              Contracts             Premiums
Balance May 31, 2004                              538               $ 579,598
Opened                                            717                 386,461
Closed                                           (179)                (85,988)
Expired                                        (1,076)               (880,071)
                                               ------               ---------
Balance Nov. 30, 2004                              --               $      --
                                               ------               ---------

See "Summary of significant accounting policies."

7. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Portfolio's results.

Ratios/supplemental data
Fiscal period ended May 31,                                              2004(e)      2004      2003      2002      2001
Ratio of expenses to average daily net assets(a)                         .52%(b)      .51%      .50%      .52%      .54%
Ratio of net investment income (loss) to average daily net assets       2.75%(b)     2.65%     3.35%     4.43%     6.13%
Portfolio turnover rate (excluding short-term securities)                 58%         125%      218%      267%      366%
Total return(c)                                                         1.20%(d)      .13%     5.48%     6.27%    10.56%

(a) Expense ratio is based on total expenses of the Portfolio before reduction of earnings credits on cash balances. The ratio does not include feeder fund expenses.

(b)  Adjusted to an annual basis.

(c) Total return is based on a calculated Portfolio NAV and does not reflect payment of a sales charge.

(d)  Not annualized.

(e)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
22 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Short Duration U.S. Government Fund

Nov. 30, 2004 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                             $2,005,924,956
Capital shares receivable                                                                                           523,317
                                                                                                                    -------
Total assets                                                                                                  2,006,448,273
                                                                                                              -------------
Liabilities
Dividends payable to shareholders                                                                                   711,726
Capital shares payable                                                                                              793,269
Accrued distribution fee                                                                                             29,071
Accrued service fee                                                                                                     320
Accrued transfer agency fee                                                                                           3,184
Accrued administrative services fee                                                                                   2,603
Other accrued expenses                                                                                              595,066
                                                                                                                    -------
Total liabilities                                                                                                 2,135,239
                                                                                                                  ---------
Net assets applicable to outstanding capital stock                                                           $2,004,313,034
                                                                                                             ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                     $    4,172,953
Additional paid-in capital                                                                                    2,207,456,248
Excess of distributions over net investment income                                                               (1,795,403)
Accumulated net realized gain (loss) (Note 5)                                                                  (196,545,031)
Unrealized appreciation (depreciation) on investments                                                            (8,975,733)
                                                                                                                 ----------
Total -- representing net assets applicable to outstanding capital stock                                     $2,004,313,034
                                                                                                             ==============
Net assets applicable to outstanding shares:                Class A                                          $1,086,973,208
                                                            Class B                                          $  759,325,315
                                                            Class C                                          $   31,234,189
                                                            Class I                                          $    9,542,277
                                                            Class Y                                          $  117,238,045
Net asset value per share of outstanding capital stock:     Class A shares            226,314,535            $         4.80
                                                            Class B shares            158,085,926            $         4.80
                                                            Class C shares              6,502,910            $         4.80
                                                            Class I shares              1,983,243            $         4.81
                                                            Class Y shares             24,408,665            $         4.80
                                                                                       ----------            --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Statement of operations
AXP Short Duration U.S. Government Fund

Six months ended Nov. 30, 2004 (Unaudited)
Investment income
Income:
Interest                                                                                                       $ 35,879,965
Fee income from securities lending                                                                                  105,618
                                                                                                                    -------
Total income                                                                                                     35,985,583
                                                                                                                 ----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                                 5,699,397
Distribution fee
   Class A                                                                                                        1,464,197
   Class B                                                                                                        4,317,787
   Class C                                                                                                          176,417
Transfer agency fee                                                                                               1,621,173
Incremental transfer agency fee
   Class A                                                                                                           78,166
   Class B                                                                                                           92,585
   Class C                                                                                                            4,818
Service fee -- Class Y                                                                                               59,367
Administrative services fees and expenses                                                                           525,612
Compensation of board members                                                                                         5,540
Printing and postage                                                                                                376,340
Registration fees                                                                                                     8,576
Audit fees                                                                                                            6,188
Other                                                                                                                14,964
                                                                                                                     ------
Total expenses                                                                                                   14,451,127
   Expenses waived/reimbursed by AEFC (Note 2)                                                                     (975,969)
                                                                                                                   --------
                                                                                                                 13,475,158
   Earnings credits on cash balances (Note 2)                                                                       (29,260)
                                                                                                                    -------
Total net expenses                                                                                               13,445,898
                                                                                                                 ----------
Investment income (loss) -- net                                                                                  22,539,685
                                                                                                                 ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                         (7,620,744)
   Futures contracts                                                                                             (3,811,709)
   Options contracts written                                                                                        880,071
                                                                                                                    -------
Net realized gain (loss) on investments                                                                         (10,552,382)
Net change in unrealized appreciation (depreciation) on investments                                               4,713,978
                                                                                                                  ---------
Net gain (loss) on investments                                                                                   (5,838,404)
                                                                                                                 ----------
Net increase (decrease) in net assets resulting from operations                                                $ 16,701,281
                                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Short Duration U.S. Government Fund
                                                                                     Nov. 30, 2004               May 31, 2004
                                                                                   Six months ended               Year ended
                                                                                      (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                    $   22,539,685           $    53,918,357
Net realized gain (loss) on investments                                               (10,552,382)              (13,943,173)
Net change in unrealized appreciation (depreciation) on investments                     4,713,978               (56,709,554)
                                                                                        ---------               -----------
Net increase (decrease) in net assets resulting from operations                        16,701,281               (16,734,370)
                                                                                       ----------               -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                         (14,647,990)              (32,141,993)
      Class B                                                                          (7,511,153)              (17,983,822)
      Class C                                                                            (308,294)                 (706,906)
      Class I                                                                            (126,639)                  (10,055)
      Class Y                                                                          (1,587,001)               (3,546,323)
                                                                                       ----------                ----------
Total distributions                                                                   (24,181,077)              (54,389,099)
                                                                                      -----------               -----------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                            164,070,389               429,411,653
   Class B shares                                                                      57,553,634               218,218,185
   Class C shares                                                                       3,959,816                15,463,649
   Class I shares                                                                      10,541,516                 4,117,088
   Class Y shares                                                                      12,729,858                58,935,229
Reinvestment of distributions at net asset value
   Class A shares                                                                      12,974,727                29,532,472
   Class B shares                                                                       6,929,336                17,136,580
   Class C shares                                                                         283,610                   654,048
   Class I shares                                                                         123,159                     9,402
   Class Y shares                                                                       1,069,381                 2,825,788
Payments for redemptions
   Class A shares                                                                    (273,864,641)             (962,651,760)
   Class B shares (Note 2)                                                           (265,570,638)             (819,584,452)
   Class C shares (Note 2)                                                            (10,870,103)              (35,046,321)
   Class I shares                                                                      (5,167,950)                  (15,452)
   Class Y shares                                                                     (11,238,050)             (106,873,614)
                                                                                      -----------              ------------
Increase (decrease) in net assets from capital share transactions                    (296,475,956)           (1,147,867,505)
                                                                                     ------------            --------------
Total increase (decrease) in net assets                                              (303,955,752)           (1,218,990,974)
Net assets at beginning of period                                                   2,308,268,786             3,527,259,760
                                                                                    -------------             -------------
Net assets at end of period                                                        $2,004,313,034           $ 2,308,268,786
                                                                                   ==============           ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Short Duration U.S. Government Fund

(Unaudited as to Nov. 30, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Government Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Nov. 30, 2004, American Express Financial Corporation (AEFC) and the AXP Portfolio Builder Series funds owned 100% of Class I shares, which represents 0.48% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Government Income Portfolio

The Fund invests all of its assets in Government Income Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in U.S. government and government agency securities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Nov. 30, 2004 was 99.99%.

--------------------------------------------------------------------------------
26 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

All securities held by the portfolio are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------
27 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.05% to 0.025% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,411,429 for Class A, $740,057 for Class B and $6,385 for Class C for the six months ended Nov. 30, 2004.

--------------------------------------------------------------------------------
28 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

For the six months ended Nov. 30, 2004, AEFC and its affiliates waived certain fees and expenses to 0.93% for Class A, 1.68% for Class B, 1.68% for Class C and 0.76% for Class Y. Of these waived fees and expenses, the class specific transfer agency fees waived for Class A, Class B, Class C and Class Y were $505,024, $397,549, $17,500 and $55,896, respectively, which represent 0.08%,
0.09%, 0.09% and 0.09%, respectively, of the Fund's average daily net assets. AEFC and its affiliates have agreed to waive certain fees and expenses until May 31, 2005. Under this agreement, net expenses will not exceed 0.93% for Class A, 1.68% for Class B, 1.68% for Class C, 0.74% for Class I and 0.76% for Class Y of the Fund's average daily net assets.

During the six months ended Nov. 30, 2004, the Fund's transfer agency fees were reduced by $29,260 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                 Six months ended Nov. 30, 2004
                                              Class A         Class B        Class C        Class I         Class Y
Sold                                       34,044,284      11,941,373        821,782      2,184,288       2,640,693
Issued for reinvested distributions         2,693,303       1,438,372         58,870         25,510         221,991
Redeemed                                  (56,833,675)    (55,113,893)    (2,256,158)    (1,072,187)     (2,331,674)
                                          -----------     -----------     ----------     ----------      ----------
Net increase (decrease)                   (20,096,088)    (41,734,148)    (1,375,506)     1,137,611         531,010
                                          -----------     -----------     ----------      ---------         -------

                                                                     Year ended May 31, 2004
                                              Class A         Class B        Class C       Class I*         Class Y
Sold                                       87,696,692      44,598,088      3,158,063        846,839      12,038,535
Issued for reinvested distributions         6,044,611       3,507,313        133,878          1,941         578,270
Redeemed                                 (196,886,140)   (167,502,146)    (7,170,275)        (3,148)    (21,855,679)
                                         ------------    ------------     ----------         ------     -----------
Net increase (decrease)                  (103,144,837)   (119,396,745)    (3,878,334)       845,632      (9,238,874)
                                         ------------    ------------     ----------        -------      ----------

* Inception date was March 4, 2004.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2004.

--------------------------------------------------------------------------------
29 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $274,375,673 at May 31, 2004, that if not offset by capital gains will expire as follows:

                  2007             2008              2009             2012
                 $15,230        $35,158,847      $117,356,906     $121,844,690

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                              2004(g)         2004       2003        2002        2001
Net asset value, beginning of period                                    $4.82           $4.94      $4.85       $4.78       $4.59
                                                                        -----           -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                              .06             .11        .15         .19         .27
Net gains (losses) (both realized and unrealized)                        (.02)           (.12)       .09         .08         .19
                                                                        -----           -----      -----       -----       -----
Total from investment operations                                          .04            (.01)       .24         .27         .46
                                                                        -----           -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                     (.06)           (.11)      (.15)       (.20)       (.27)
                                                                        -----           -----      -----       -----       -----
Net asset value, end of period                                          $4.80           $4.82      $4.94       $4.85       $4.78
                                                                        -----           -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $1,087          $1,188     $1,728      $1,185      $1,047
Ratio of expenses to average daily net assets(b)                         .93%(c),(d)     .97%       .95%        .95%        .98%
Ratio of net investment income (loss) to average daily net assets       2.34%(c)        2.19%      2.90%       4.01%       5.72%
Portfolio turnover rate (excluding short-term securities)                 58%            125%       218%        267%        366%
Total return(e)                                                          .86%(f)        (.24%)     4.90%       5.77%      10.19%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class A would have been 1.01% for the six months ended Nov. 30, 2004.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
30 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                              2004(g)         2004       2003        2002        2001
Net asset value, beginning of period                                    $4.82           $4.94      $4.85       $4.78       $4.59
                                                                        -----           -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                              .04             .07        .11         .16         .24
Net gains (losses) (both realized and unrealized)                        (.02)           (.12)       .09         .08         .18
                                                                        -----           -----      -----       -----       -----
Total from investment operations                                          .02            (.05)       .20         .24         .42
                                                                        -----           -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                     (.04)           (.07)      (.11)       (.17)       (.23)
                                                                        -----           -----      -----       -----       -----
Net asset value, end of period                                          $4.80           $4.82      $4.94       $4.85       $4.78
                                                                        -----           -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                  $759            $963     $1,578      $1,104        $912
Ratio of expenses to average daily net assets(b)                        1.68%(c),(d)    1.72%      1.71%       1.71%       1.73%
Ratio of net investment income (loss) to average daily net assets       1.59%(c)        1.44%      2.15%       3.25%       4.96%
Portfolio turnover rate (excluding short-term securities)                 58%            125%       218%        267%        366%
Total return(e)                                                          .48%(f)        (.99%)     4.11%       4.98%       9.36%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class B would have been 1.77% for the six months ended Nov. 30, 2004.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
31 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                              2004(h)         2004       2003        2002        2001(b)
Net asset value, beginning of period                                    $4.82           $4.94      $4.85       $4.78       $4.63
                                                                        -----           -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                              .04             .07        .11         .16         .22
Net gains (losses) (both realized and unrealized)                        (.02)           (.12)       .09         .08         .14
                                                                        -----           -----      -----       -----       -----
Total from investment operations                                          .02            (.05)       .20         .24         .36
                                                                        -----           -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                     (.04)           (.07)      (.11)       (.17)       (.21)
                                                                        -----           -----      -----       -----       -----
Net asset value, end of period                                          $4.80           $4.82      $4.94       $4.85       $4.78
                                                                        -----           -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $31             $38        $58         $29          $7
Ratio of expenses to average daily net assets(c)                        1.68%(d),(e)    1.73%      1.72%       1.72%       1.73%(d)
Ratio of net investment income (loss) to average daily net assets       1.60%(d)        1.44%      2.10%       3.09%       4.93%(d)
Portfolio turnover rate (excluding short-term securities)                 58%            125%       218%        267%        366%
Total return(f)                                                          .48%(g)        (.99%)     4.11%       4.98%       8.08%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class C would have been 1.77% for the six months ended Nov. 30, 2004.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

(h)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
32 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended May 31,                                              2004(g)         2004(b)
Net asset value, beginning of period                                    $4.83           $4.90
                                                                        -----           -----
Income from investment operations:
Net investment income (loss)                                              .06             .03
Net gains (losses) (both realized and unrealized)                        (.01)           (.07)
                                                                        -----           -----
Total from investment operations                                          .05            (.04)
                                                                        -----           -----
Less distributions:
Dividends from net investment income                                     (.07)           (.03)
                                                                        -----           -----
Net asset value, end of period                                          $4.81           $4.83
                                                                        -----           -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $10              $4
Ratio of expenses to average daily net assets(c)                         .61%(d)         .63%(d)
Ratio of net investment income (loss) to average daily net assets       2.67%(d)        2.74%(d)
Portfolio turnover rate (excluding short-term securities)                 58%            125%
Total return(e)                                                         1.02%(f)        (.87%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2003 (Unaudited).

--------------------------------------------------------------------------------
33 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                              2004(g)         2004       2003        2002        2001
Net asset value, beginning of period                                    $4.82           $4.94      $4.85       $4.78       $4.59
                                                                        -----           -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                              .06             .12        .15         .20         .28
Net gains (losses) (both realized and unrealized)                        (.02)           (.12)       .09         .08         .19
                                                                        -----           -----      -----       -----       -----
Total from investment operations                                          .04              --        .24         .28         .47
                                                                        -----           -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                     (.06)           (.12)      (.15)       (.21)       (.28)
                                                                        -----           -----      -----       -----       -----
Net asset value, end of period                                          $4.80           $4.82      $4.94       $4.85       $4.78
                                                                        -----           -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                  $117            $115       $164        $188        $161
Ratio of expenses to average daily net assets(b)                         .76%(c),(d)     .81%       .79%        .79%        .82%
Ratio of net investment income (loss) to average daily net assets       2.51%(c)        2.35%      3.12%       4.17%       5.89%
Portfolio turnover rate (excluding short-term securities)                 58%            125%       218%        267%        366%
Total return(e)                                                          .95%(f)        (.08%)     5.07%       5.93%      10.36%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class Y would have been 0.85% for the six months ended Nov. 30, 2004.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
34 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2004.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
35 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

                                                          Beginning                  Ending                  Expenses paid
                                                        account value             account value            during the period
                                                        June 1, 2004              Nov. 30, 2004       June 1, 2004-Nov. 30, 2004
Class A
   Actual(a)                                               $1,000                   $1,008.60                  $4.76(b)
   Hypothetical (5% return before expenses)                $1,000                   $1,020.74                  $4.79(b)
Class B
   Actual(a)                                               $1,000                   $1,004.80                  $8.58(c)
   Hypothetical (5% return before expenses)                $1,000                   $1,016.92                  $8.63(c)
Class C
   Actual(a)                                               $1,000                   $1,004.80                  $8.58(d)
   Hypothetical (5% return before expenses)                $1,000                   $1,016.92                  $8.63(d)
Class I
   Actual(a)                                               $1,000                   $1,010.20                  $3.12(e)
   Hypothetical (5% return before expenses)                $1,000                   $1,022.37                  $3.14(e)
Class Y
   Actual(a)                                               $1,000                   $1,009.50                  $3.89(f)
   Hypothetical (5% return before expenses)                $1,000                   $1,021.61                  $3.91(f)

(a) Based on the actual return for the six months ended Nov. 30, 2004: +0.86% for Class A, +0.48% for Class B, +0.48% for Class C, +1.02% for Class I and +0.95% for Class Y.

(b) Expenses are equal to the Fund's Class A annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class B annualized expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(d) Expenses are equal to the Fund's Class C annualized expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(e) Expenses are equal to the Fund's Class I annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(f) Expenses are equal to the Fund's Class Y annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
36 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
37 -- AXP SHORT DURATION U.S. GOVERNMENT FUND -- 2004 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
  U.S. Government
        Mortgage
Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Nov. 30, 2004

AXP U.S. Government Mortgage Fund
seeks to provide shareholders with
current income as its primary goal and,
as its secondary goal, preservation of capital.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
Funds                                                                 (R)

Table of Contents

Fund Snapshot                              3

Performance Summary                        4

Questions & Answers
with Portfolio Management                  5

Investments in Securities                  9

Financial Statements                      13

Notes to Financial Statements             17

Fund Expenses Example                     28

Proxy Voting                              30

[logo] Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

--------------------------------------------------------------------------------
2   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Fund Snapshot
        AT NOV. 30, 2004

PORTFOLIO MANAGER

Portfolio manager                         Since       Years in industry
Scott Kirby*                              2/02               26

* The Fund is managed by a team of portfolio managers led by Scott Kirby.

FUND OBJECTIVE

The Fund seeks to provide shareholders with current income as its primary goal and, as its secondary goal, preservation of capital.

Inception dates by class
A: 2/14/02      B: 2/14/02      C: 2/14/02      Y: 2/14/02

Ticker symbols by class
A: AUGAX        B: AUGBX        C: AUGCX        Y: --

Total net assets                                         $294.1 million

Number of holdings                                                  168

Weighted average life(1)                                      3.8 years

Effective duration(2)                                         2.9 years

Weighted average bond rating(3)                                     AAA

(1) Weighted average life measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

         DURATION
SHORT      INT.       LONG
            X               HIGH
                            MEDIUM   QUALITY
                            LOW

SECTOR COMPOSITION

Percentage of portfolio assets

[pie chart]

Mortgage-backed securities 94.0%
Short-term securities* 6.0%

* Of the 6.0%, 5.8% is due to forward TBA mortgage securities.

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                         99.6%
AA bonds                                                           0.4%

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

Individual securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payments of principal and interest. The Fund's yield and share price are not guaranteed, and may vary with market conditions.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Performance Summary

[bar chart]

                             PERFORMANCE COMPARISON
                     For the six-month period ended Nov. 30, 2004

               [bar 1]                [bar 2]               [bar 3]
               +3.56%                 +4.09%                +3.06%

[bar 1] AXP U.S. Government Mortgage Fund Class A (exchanging sales charge) [bar 2] Lehman Brothers Mortgage-Backed Securities Index(1) (unmanaged) [bar 3] Lipper U.S. Mortgage Funds Index(2)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1) The Lehman Brothers Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association
     (FNMA).

(2) The Lipper U.S. Mortgage Funds Index includes the 10 largest U.S. mortgage funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

AVERAGE ANNUAL TOTAL RETURNS

                            Class A                  Class B                   Class C                     Class Y
(Inception dates)          (2/14/02)                (2/14/02)                 (2/14/02)                   (2/14/02)
                        NAV(1)    POP(2)      NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)      NAV(5)     POP(5)
at Nov. 30, 2004
6 months*               +3.56%    -1.37%      +2.96%       -2.04%       +2.96%       +1.96%          +3.65%     +3.65%
1 year                  +4.45%    -0.50%      +3.67%       -0.31%       +3.67%       +3.67%          +4.63%     +4.63%
Since inception         +4.84%    +3.03%      +4.07%       +2.72%       +4.06%       +4.06%          +5.02%     +5.02%

at Dec. 31, 2004
6 months*               +3.45%    -1.47%      +2.86%       -2.14%       +2.86%       +1.86%          +3.54%     +3.54%
1 year                  +4.05%    -0.89%      +3.29%       -0.71%       +3.29%       +3.29%          +4.23%     +4.23%
Since inception         +4.91%    +3.14%      +4.13%       +2.83%       +4.12%       +4.12%          +5.09%     +5.09%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

--------------------------------------------------------------------------------
4   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Scott Kirby discusses the Fund's positioning and results for the six months ended Nov. 30, 2004.

Q: How did AXP U.S. Government Mortgage Fund perform for the first half of the fiscal year?

A: AXP U.S. Government Mortgage Fund's Class A shares (excluding sales charge) rose 3.56% for the six months ended Nov. 30, 2004. In comparison, the Lehman Brothers Mortgage-Backed Securities Index (Lehman Index) advanced 4.09%. The Fund outperformed the Lipper U.S. Mortgage Funds Index, representing the Fund's peer group, which gained 3.06% over the same time frame.

     To help keep the Fund competitive with its peers, American Express Financial Corporation and its affiliates revised the Fund's expense cap on June 1, 2004, reducing the maximum level of expenses borne by Class A shareholders from 0.99% of net assets per fiscal year to a maximum 0.945% of net assets per year.

Q: What factors most significantly affected the Fund's performance during the semiannual period?

A: The Fund's yield curve positioning was a positive contributor to our results. We believed the yield curve would flatten somewhat as the Federal Reserve Board (the Fed) raised short-term interest rates to 2.00% by the end of the period. The Fund's duration positioning also boosted Fund returns.

     Mortgages in general did not perform well versus U.S. Treasuries during the early part of the semiannual period. During what Fed Chairman Alan Greenspan called an economic "soft patch" over the summer and the flattening of the yield curve, many anticipated that rates would fall enough to reignite prepayment concerns. However, as the period progressed, rates remained in a narrow range, so mortgage securities for the six months overall, outperformed U.S. Treasuries.

     Detracting from Fund performance relative to the Lehman Index was the Fund's focus within the mortgage sector on higher coupon bonds during a period when lower coupon bonds outperformed. We believed interest rates would move more rapidly than they did and sought to reduce the Fund's exposure to volatility when possible.

AXP U.S. Government Mortgage Fund

SEC YIELDS

                        Class A   Class B   Class C    Class Y
At Nov. 30, 2004         3.44%     2.87%     2.87%      3.80%
At Dec. 31, 2004         3.20%     2.61%     2.62%      3.59%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 4 for additional performance information.

--------------------------------------------------------------------------------
5   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

[line chart]

                              U.S. TREASURY YIELDS
                    (Nov. 30, 2004 compared to June 1, 2004)
Yield

[solid line]      2.223%   2.432%  2.997%   3.251%   3.691%   4.349%   5.002%
[dotted line]     1.111%   1.398%  2.589%   3.119%   3.836%     4.7%   5.396%
                  3 mos.   6 mos.  2 yrs.   3 yrs.   5 yrs.   10 yrs.  30 yrs.

                                    Maturity

Treasury yields as of:     [solid line] 11/30/04
                           [dotted line] 6/1/04

Source: Bloomberg

This chart compares the income potential of U.S. Treasury bills, notes and bonds as of Nov. 30, 2004 compared to six months earlier. This is known as the yield curve.

--------------------------------------------------------------------------------
6   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> The Fund's yield curve positioning was a positive contributor to our results. (end callout quote)

                    (begin callout quote)> We intend to keep the Fund's duration shorter than the Lehman Index. We also intend to position the Fund according to our view that valuations of mortgage-backed securities are currently stretched. (end callout quote)

     From a general market perspective, the hallmark of this six-month period was the dramatic flattening of the yield curve, with rates on two-year U.S. Treasury notes rising 0.42% while rates on 10-year U.S. Treasury notes actually fell 0.35% from June 1 through Nov. 30, 2004. Contributing to the flattening of the yield curve was the widely-anticipated tightening of monetary policy. The Federal Reserve Board increased the targeted federal funds rate at a measured pace of 25 basis points (0.25%) each four times during the semiannual period. At the same time, concerns over a soft labor market, somewhat elevated inflation, persistently high oil prices and headlines about the economic "soft patch" gave support to the rally at the longer end of the yield curve. What was less-than-expected by many investors was the strength of the long-term bond rally. Interestingly, as economic data improved in the last month or so of the period, the fixed income market across the yield curve sold off significantly.

--------------------------------------------------------------------------------
7   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Questions & Answers

Q:   What changes did you make to the Fund and how is it currently positioned?

A: We continued to emphasize those securities issued by government mortgage agencies, including Ginnie Mae, Fannie Mae and Freddie Mac. During the period, we also added to the Fund's holdings in hybrid adjustable rate mortgages (ARMs), non-agency mortgage-backed securities and collateralized mortgage obligations, which we anticipate may outperform in a rising interest rate environment. Collateralized mortgage obligations are attractively structured mortgage-backed securities in that they separate mortgage pools into short-, medium- and long-term cash flows. We continued to focus on higher coupon bonds and emphasized investments in more seasoned pools of mortgages, which we also expect to outperform in a rising interest rate environment. Throughout, securities were carefully selected to reduce the risk of prepayments if higher interest rates do not materialize.

     We adjusted both yield curve positioning and portfolio duration as market conditions changed during the semiannual period.

Q:   How do you intend to manage the Fund in the coming months?

A: While job creation and inflation numbers remain key indicators to monitor in the coming months, we intend to position the Fund for ongoing economic recovery and a higher interest rate environment. We believe that the Fed will continue to raise interest rates at a measured pace well into the new year. Thus, we intend to keep the Fund's duration shorter than the Lehman Index. We also intend to position the Fund according to our view that valuations of mortgage-backed securities are currently stretched. As always, our strategy is to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.

--------------------------------------------------------------------------------
8   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Investments in Securities

AXP U.S. Government Mortgage Fund

Nov. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (99.2%)
Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Mortgage-backed securities (e,f)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.29%              $673,022(d)           $679,131
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00                949,028               972,127
Bank of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.16                548,050(d)            526,204
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.67                374,813(d)            369,955
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.45                373,723(d)            367,108
Federal Home Loan Mtge Corp
   01-01-09               7.00                288,247               303,424
   03-01-10               8.00                495,294               522,781
   06-01-15               7.50              1,921,785             2,063,548
   12-01-16               6.50                539,057               573,528
   02-01-17               6.50              2,215,185             2,358,160
   04-01-17               7.00              1,272,347             1,356,880
   10-01-17               8.00                647,347               701,366
   11-01-17               5.00              2,902,212             2,944,524
   01-01-18               5.50              1,632,046             1,685,092
   02-01-18               5.50                963,251               994,560
   05-01-18               5.00              2,430,885             2,469,999
   08-01-18               5.00              2,674,480             2,719,289
   10-01-18               5.00              3,312,694             3,360,412
   03-01-22               6.50                657,810               691,927
   04-01-22               6.50                985,007             1,043,170
   01-01-30               5.50              2,609,413             2,651,316
   03-01-30               7.50                410,867               440,822
   12-01-30               5.50              1,749,498             1,777,280
   06-01-31               8.00                452,829               491,122
   07-01-32               7.00                343,428               364,231
   08-01-32               6.50              3,441,172             3,609,872
   04-01-33               6.00              3,125,131             3,248,277
   06-01-33               5.50              2,531,608             2,566,218
   07-01-33               6.00              1,059,158             1,100,028
   08-01-33               5.00              1,787,469             1,770,556
   09-01-33               4.56              1,342,346(d)          1,333,889
   09-01-33               5.00              2,740,640             2,714,707
   10-01-33               6.00              1,534,878             1,585,042
   04-01-34               6.50                847,968               889,515
   08-01-34               5.20                493,249(d)            496,124
   08-01-34               6.50                915,645               960,508
  Collateralized Mtge Obligation
   02-15-27               5.00              3,200,000             3,262,193
   10-15-27               5.00              2,225,000             2,256,409
   06-15-28               5.00              2,200,000             2,232,973
   11-15-28               4.50              1,604,653             1,607,862
   01-15-33               5.00                381,309               381,063
   02-15-33               5.50              3,525,792             3,624,821
  Interest Only
   02-15-14               7.40              1,544,313(g)            118,526
   11-15-19              19.12              1,650,000(c,g)          208,570
   10-15-22              14.56              1,613,026(g)            132,958
   03-15-32               0.00                765,093(c,g)           70,773
Federal Natl Mtge Assn
   05-01-08               7.75                334,760               354,797
   10-01-09               8.50                155,319               160,701
   08-01-10               7.50                749,834               796,916
   04-01-11               6.50                216,897               230,451
   12-01-11               5.10                940,732               967,462
   01-01-13               4.92                 24,438                24,846
   02-01-13               4.87                 24,447                24,772
   10-01-13               5.11                 24,671                25,205
   12-01-13               5.01                544,406               553,432
   03-01-14               4.60                495,756               488,959
   08-01-16               6.50                341,219               363,973
   03-01-17               6.00              1,024,280             1,076,948
   03-01-17               6.50                913,341               973,949
   03-01-17               7.00                 48,063                50,974
   04-01-17               7.50                 93,458                99,096
   05-01-17               6.00                412,840               433,727

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   07-01-17               6.00%            $5,472,819            $5,760,043
   08-01-17               5.50              2,832,821             2,934,055
   09-01-17               6.50              2,536,608             2,704,850
   10-01-17               5.50                827,709               856,977
   11-01-17               5.50              2,842,258             2,942,801
   12-01-17               5.50              2,408,935             2,494,257
   02-01-18               5.50              3,063,840             3,174,860
   04-01-18               5.50              3,853,050             3,992,720
   05-01-18               5.00              1,869,121             1,896,678
   05-01-18               6.00              1,527,779             1,602,616
   06-01-18               4.50              2,470,673             2,460,676
   06-01-18               5.00              1,850,885             1,881,538
   07-01-18               4.50                418,599               417,386
   08-01-18               4.50              6,817,449             6,789,209
   10-01-18               5.00              2,690,624             2,730,293
   12-01-18               5.00              1,893,361             1,923,812
   02-01-19               5.00              1,619,927             1,643,810
   12-01-19               5.00              1,900,000(b)          1,924,339
   09-01-22               6.50                820,258               863,514
   11-01-22               6.00                908,356               941,663
   03-01-23               5.50              2,038,634             2,092,883
   07-01-23               5.00              1,050,089             1,052,360
   08-01-23               5.50              3,996,230             4,077,281
   09-01-23               5.50              3,266,126             3,331,831
   10-01-23               5.50              1,829,914             1,866,881
   04-01-25               8.00              1,280,762             1,409,970
   07-01-28               5.50              1,665,088             1,691,256
   08-01-28               5.50              1,351,524             1,372,764
   09-01-28               7.50              1,565,770             1,688,802
   12-01-28               7.00              1,603,882             1,723,760
   01-01-29               6.00              1,266,961             1,310,356
   03-01-29               6.50              3,191,187             3,373,505
   04-01-29               5.00              1,948,600             1,929,083
   05-01-29               6.00                952,815               985,450
   06-01-29               6.00              4,826,015             5,021,731
   06-01-31               7.00              2,898,322             3,085,161
   09-01-31               7.00              2,715,530             2,912,156
   09-01-31               7.50              2,590,237             2,780,680
   10-01-31               9.50                147,055               163,617
   11-01-31               6.50              1,208,239             1,270,513
   01-01-32               6.00              1,443,857             1,493,101
   01-01-32               6.50                938,905               992,379
   03-01-32               7.00              1,125,456             1,205,135
   04-01-32               6.50              2,704,413             2,853,808
   04-01-32               7.00              1,026,363             1,093,490
   05-01-32               6.50              4,235,654             4,470,912
   05-01-32               7.00              3,300,247             3,511,677
   06-01-32               6.50              1,168,185             1,235,525
   08-01-32               6.50              1,514,793             1,598,393
   09-01-32               6.00              2,206,329             2,278,476
   09-01-32               6.50              2,496,514             2,621,408
   10-01-32               5.50                869,519               881,756
   11-01-32               6.00              4,136,138             4,295,974
   12-01-32               6.00              1,864,961             1,925,945
   12-01-32               7.50                124,830               133,924
   01-01-33               5.50              1,165,194             1,181,593
   01-01-33               6.00              2,708,645             2,797,217
   01-01-33               7.00              1,279,038             1,363,204
   02-01-33               5.50              2,497,572             2,533,305
   03-01-33               5.50              3,184,422             3,237,516
   03-01-33               6.50                511,505               538,854
   04-01-33               5.50             12,482,173            12,685,863
   05-01-33               5.50              6,331,546             6,424,469
   05-01-33               6.00              2,051,456             2,122,613
   07-01-33               4.85                752,503(d)            755,716
   07-01-33               5.00              1,558,808             1,541,943
   07-01-33               5.50              3,502,570(h)          3,548,802
   07-01-33               5.50                945,367               957,845
   08-01-33               5.50              1,373,776             1,391,909
   11-01-33               5.50              3,076,306             3,116,912
   01-01-34               6.50                906,836               958,477
   03-01-34               5.00              4,868,582             4,815,909
   04-01-34               5.00              3,254,048             3,217,928
   09-01-34               4.85              1,975,764(b,d)        2,000,278
   12-01-34               6.00              5,000,000(b)          5,157,800
   12-01-34               6.50              4,600,000(b)          4,822,824
   01-01-35               6.00              5,900,000(b)          6,108,328
  Collateralized Mtge Obligation
   05-25-16               4.00              2,000,000             1,999,156
   12-25-26               8.00                672,768               722,637
   06-25-44               7.50                858,068               920,321
  Interest Only
   12-25-12              13.29              1,447,193(g)             82,024
   12-25-31               1.19                853,904(g)            175,626
   12-25-33               6.09                681,062(g)            179,748
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.46                778,567               792,675
  Series 2004-FA1 Cl 1A1
   10-25-34               6.25              1,778,870             1,834,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Issuer                  Coupon               Principal             Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Govt Natl Mtge Assn
   02-15-30               7.00%              $267,239              $284,351
   03-15-30               7.00                546,320               581,302
   12-15-31               6.50                681,002               718,166
   02-15-32               6.50                831,441               876,802
   12-15-32               6.00                640,744               663,363
   05-15-33               6.00                882,660               913,997
   07-15-33               5.00                989,426               986,449
   10-15-33               5.00              1,644,764             1,639,301
   03-20-34               6.50                362,533               382,361
GSR Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50                579,584               591,972
Master Alternative Loans Trust
  Series 2004-7 Cl 8A1
   08-25-19               5.00                597,837               601,322
  Series 2004-8 Cl 7A1
   09-25-19               5.00                839,907               845,274
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.63                424,402(d)            419,123
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              2,137,445             2,141,778
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                959,283               949,191
  Series 2004-CB4 Cl 22A
   12-25-19               6.00              2,559,234             2,673,600
Wells Fargo Mtge Backed Securities
  Series 2006-16 Cl2A1
   12-25-18               4.50              1,813,903             1,794,984

Total bonds
(Cost: $290,498,621)                                           $291,942,416

Short-term securities (6.4%)

Issuer                 Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (2.1%)
Federal Home Loan Bank Disc Nt
   12-06-04               1.78%            $4,200,000            $4,198,754
Federal Natl Mtge Assn Disc Nt
   12-09-04               1.85              2,100,000             2,099,029
Total                                                             6,297,783

Commercial paper (4.3%)
CHARTA LLC
   12-01-04               2.07              7,400,000             7,399,574
Citigroup Global Markets Holdings
   12-13-04               2.02              5,000,000             4,996,353
Total                                                            12,395,927

Total short-term securities
(Cost: $18,694,732)                                             $18,693,710

Total investments in securities
(Cost: $309,193,353)(i)                                        $310,636,126

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $20,046,869.

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2004. At Nov. 30, 2004 the value of inverse floaters represented 0.1% of net assets.

(d) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2004.

--------------------------------------------------------------------------------
11   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

(e) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Nov. 30, 2004:

     Security                Principal    Settlement     Proceeds       Value
                              amount         date       receivable
     Federal Natl Mtge Assn
        12-01-34 5.50%       $375,000      12-13-04      $379,746     $378,983

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Nov. 30, 2004.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

     Type of security                                          Notional amount

     Purchase contracts
     U.S. Long Bond, March 2005, 20-year                           $12,800,000
     U.S. Treasury Notes, March 2005, 10-year                          100,000

     Sale contracts
     U.S. Treasury Notes, Dec. 2004, 5-year                          4,400,000
     U.S. Treasury Notes, March 2005, 2-year                        18,000,000
     U.S. Treasury Notes, March 2005, 5-year                           100,000

(i) At Nov. 30, 2004, the cost of securities for federal income tax purposes was approximately $309,193,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 2,540,000
     Unrealized depreciation                                        (1,097,000)
                                                                    ----------
     Net unrealized appreciation                                   $ 1,443,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
12   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP U.S. Government Mortgage Fund

Nov. 30, 2004 (Unaudited)
Assets
Investments in securities, at value (Note 1)
   (identified cost $309,193,353)                                                                              $310,636,126
Cash in bank on demand deposit                                                                                       44,220
Capital shares receivable                                                                                           215,285
Accrued interest receivable                                                                                       1,343,564
Receivable for investment securities sold                                                                        10,453,225
                                                                                                                 ----------
Total assets                                                                                                    322,692,420
                                                                                                                -----------
Liabilities
Dividends payable to shareholders                                                                                   194,225
Capital shares payable                                                                                              122,969
Payable for investment securities purchased                                                                      27,755,916
Accrued investment management services fee                                                                            4,180
Accrued distribution fee                                                                                              4,509
Accrued transfer agency fee                                                                                             788
Accrued administrative services fee                                                                                     402
Other accrued expenses                                                                                               81,088
Forward sale commitments, at value (proceeds receivable $379,746) (Note 1)                                          378,983
                                                                                                                    -------
Total liabilities                                                                                                28,543,060
                                                                                                                 ----------
Net assets applicable to outstanding capital stock                                                             $294,149,360
                                                                                                               ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                                       $    574,568
Additional paid-in capital                                                                                      292,923,040
Undistributed net investment income                                                                                  16,404
Accumulated net realized gain (loss) (Note 7)                                                                      (612,789)
Unrealized appreciation (depreciation) on investments                                                             1,248,137
                                                                                                                  ---------
Total -- representing net assets applicable to outstanding capital stock                                       $294,149,360
                                                                                                               ============
Net assets applicable to outstanding shares:                Class A                                            $172,161,702
                                                            Class B                                            $109,537,080
                                                            Class C                                            $ 12,427,771
                                                            Class I                                            $      9,931
                                                            Class Y                                            $     12,876
Net asset value per share of outstanding capital stock:     Class A shares             33,635,138              $       5.12
                                                            Class B shares             21,390,638              $       5.12
                                                            Class C shares              2,426,578              $       5.12
                                                            Class I shares                  1,942              $       5.11
                                                            Class Y shares                  2,516              $       5.12
                                                                                            -----              ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Statement of operations
AXP U.S. Government Mortgage Fund

Six months ended Nov. 30, 2004 (Unaudited)
Investment income
Income:
Interest                                                                                        $6,916,635
                                                                                                ----------
Expenses (Note 2):
Investment management services fee                                                                 808,005
Distribution fee
     Class A                                                                                       222,743
     Class B                                                                                       594,512
     Class C                                                                                        68,259
Transfer agency fee                                                                                253,811
Incremental transfer agency fee
     Class A                                                                                        14,647
     Class B                                                                                        16,952
     Class C                                                                                         1,859
Service fee -- Class Y                                                                                   7
Administrative services fees and expenses                                                           81,602
Compensation of board members                                                                        4,482
Custodian fees                                                                                      35,320
Printing and postage                                                                                30,690
Registration fees                                                                                   32,040
Audit fees                                                                                          10,500
Other                                                                                                9,500
                                                                                                     -----
Total expenses                                                                                   2,184,929
     Expenses waived/reimbursed by AEFC (Note 2)                                                  (219,485)
                                                                                                  --------
                                                                                                 1,965,444
     Earnings credits on cash balances (Note 2)                                                     (3,587)
                                                                                                    ------
Total net expenses                                                                               1,961,857
                                                                                                 ---------
Investment income (loss) -- net                                                                  4,954,778
                                                                                                 ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                                                485,764
     Futures contracts                                                                           1,038,835
                                                                                                 ---------
Net realized gain (loss) on investments                                                          1,524,599
Net change in unrealized appreciation (depreciation) on investments                              3,431,176
                                                                                                 ---------
Net gain (loss) on investments                                                                   4,955,775
                                                                                                 ---------
Net increase (decrease) in net assets resulting from operations                                 $9,910,553
                                                                                                ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP U.S. Government Mortgage Fund

                                                                               Nov. 30, 2004            May 31, 2004
                                                                             Six months ended            Year ended
                                                                                (Unaudited)
Operations and distributions
Investment income (loss) -- net                                                $ 4,954,778             $ 10,971,324
Net realized gain (loss) on investments                                          1,524,599               (1,761,493)
Net change in unrealized appreciation (depreciation) on investments              3,431,176               (5,682,907)
                                                                                 ---------               ----------
Net increase (decrease) in net assets resulting from operations                  9,910,553                3,526,924
                                                                                 ---------                ---------
Distributions to shareholders from:
   Net investment income
      Class A                                                                   (3,027,681)              (6,673,492)
      Class B                                                                   (1,560,401)              (3,833,418)
      Class C                                                                     (180,289)                (435,554)
      Class I                                                                         (188)                    (167)
      Class Y                                                                         (233)                    (414)
   Tax return of capital
      Class A                                                                           --                 (379,306)
      Class B                                                                           --                 (217,882)
      Class C                                                                           --                  (24,756)
      Class I                                                                           --                       (9)
      Class Y                                                                           --                      (24)
   Net realized gain
      Class A                                                                           --               (2,276,411)
      Class B                                                                           --               (1,733,487)
      Class C                                                                           --                 (199,554)
      Class Y                                                                           --                     (142)
                                                                                ----------              -----------
Total distributions                                                             (4,768,792)             (15,774,616)
                                                                                ----------              -----------

--------------------------------------------------------------------------------
15   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets (continued)
AXP U.S. Government Mortgage Fund


                                                                               Nov. 30, 2004            May 31, 2004
                                                                             Six months ended            Year ended
                                                                                (Unaudited)
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                    $ 28,402,723            $  80,517,965
   Class B shares                                                                8,581,295               42,305,093
   Class C shares                                                                1,041,959                5,501,269
   Class I shares                                                                       --                   44,454
   Class Y shares                                                                       --                      500
Reinvestment of distributions at net asset value
   Class A shares                                                                2,670,119                8,808,051
   Class B shares                                                                1,423,944                5,526,710
   Class C shares                                                                  158,526                  615,962
   Class I shares                                                                       --                       66
   Class Y shares                                                                       46                      111
Payments for redemptions
   Class A shares                                                              (39,107,543)            (156,430,470)
   Class B shares (Note 2)                                                     (31,081,327)            (114,195,539)
   Class C shares (Note 2)                                                      (3,726,816)             (12,356,331)
   Class I shares                                                                       --                  (34,542)
                                                                               -----------             ------------
Increase (decrease) in net assets from capital share transactions              (31,637,074)            (139,696,701)
                                                                               -----------             ------------
Total increase (decrease) in net assets                                        (26,495,313)            (151,944,393)
Net assets at beginning of period                                              320,644,673              472,589,066
                                                                               -----------             ------------
Net assets at end of period                                                   $294,149,360            $ 320,644,673
                                                                              ============            =============
Undistributed (excess of distributions over) net investment income            $     16,404            $    (169,582)
                                                                              ------------            -------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Notes to Financial Statements

AXP U.S. Government Mortgage Fund

                        (Unaudited as to Nov. 30, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Government Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Government Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in debt obligations guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Although the Fund may invest in any U.S. government securities, it is anticipated that U.S. government securities representing part ownership in pools of mortgage loans (mortgage-backed securities) will comprise a large percentage of the Fund's investments.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Nov. 30, 2004, American Express Financial Corporation (AEFC) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
17   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
18   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Short sales

The Fund may engage in short sales. In these transactions, the Fund sells a security that it does not own. The Fund is obligated to replace the security that was short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Fund sold the security.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2004, the Fund has entered into outstanding when-issued securities of $18,037,237 and other forward-commitments of $2,009,632.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Forward sale commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

Guarantees and indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------
19   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.52% to 0.395% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.05% to 0.025% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------
20   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $20.50

o   Class B $21.50

o   Class C $21.00

o   Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $240,089 for Class A, $99,906 for Class B and $2,135 for Class C for the six months ended Nov. 30, 2004.

For the six months ended Nov. 30, 2004, AEFC and its affiliates waived certain fees and expenses to 0.94% for Class A, 1.69% for Class B, 1.69% for Class C, 0.61% for Class I and 0.76% for Class Y. Of these waived fees and expenses, the class specific transfer agency fees waived for Class A, Class B, Class C and Class Y were $88,896, $66,514, $7,549 and $8, respectively, which represent 0.11%, 0.12%, 0.12% and 0.13%, respectively, of the Fund's average daily net assets. In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until May 31, 2005. Under this agreement, net expenses will not exceed 0.945% for Class A, 1.695% for Class B, 1.695% for Class C, 0.645% for Class I and 0.765% for Class Y of the Fund's average daily net assets.

During the six months ended Nov. 30, 2004, the Fund's custodian and transfer agency fees were reduced by $3,587 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $243,138,771 and $275,585,430, respectively, for the six months ended Nov. 30, 2004. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
21   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                              Six months ended Nov. 30, 2004
                                              Class A        Class B      Class C      Class I     Class Y
Sold                                        5,568,065      1,678,944      204,084           --          --
Issued for reinvested distributions           522,227        278,301       30,980           --           9
Redeemed                                   (7,673,471)    (6,103,522)    (731,606)          --          --
                                          -----------    -----------   ----------       ------         ---
Net increase (decrease)                    (1,583,179)    (4,146,277)    (496,542)          --           9
                                          -----------    -----------   ----------       ------         ---

                                                                  Year ended May 31, 2004
                                              Class A        Class B      Class C     Class I*     Class Y
Sold                                       15,645,306      8,226,489    1,069,281        8,629          97
Issued for reinvested distributions         1,719,729      1,078,130      120,137           13          22
Redeemed                                  (30,490,915)   (22,241,050)  (2,408,909)      (6,700)         --
                                          -----------    -----------   ----------       ------         ---
Net increase (decrease)                   (13,125,880)   (12,936,431)  (1,219,491)       1,942         119
                                          -----------    -----------   ----------       ------         ---

* Inception date was March 4, 2004.

5. INTEREST RATE FUTURES CONTRACTS

At Nov. 30, 2004, investments in securities included securities valued at $354,620 that were pledged as collateral to cover initial margin deposits on 129 open purchase contracts and 135 open sale contracts. The notional market value of the open purchase contracts at Nov. 30, 2004 was $14,206,750 with a net unrealized loss of $236,750. The notional market value of the open sale contracts at Nov. 30, 2004 was $23,785,828 with a net unrealized gain of $41,351. See "Summary of significant accounting policies" and "Notes to investments in securities."

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2004.

--------------------------------------------------------------------------------
22   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,882,303 at May 31, 2004, that if not offset by capital gains will expire as follows:

                             2012                         2013
                           $819,277                    $1,063,026

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004(h)        2004          2003          2002(b)
Net asset value, beginning of period                                     $5.03          $5.19         $5.06         $5.01
                                                                         -----          -----         -----         -----
Income from investment operations:
Net investment income (loss)                                               .09            .16           .19           .04
Net gains (losses) (both realized and unrealized)                          .09           (.09)          .16           .04
                                                                         -----          -----         -----         -----
Total from investment operations                                           .18            .07           .35           .08
                                                                         -----          -----         -----         -----
Less distributions:
Dividends from net investment income                                      (.09)          (.16)         (.20)         (.03)
Tax return of capital                                                       --           (.01)           --            --
Distributions from realized gains                                           --           (.06)         (.02)           --
                                                                         -----          -----         -----         -----
Total distributions                                                       (.09)          (.23)         (.22)         (.03)
                                                                         -----          -----         -----         -----
Net asset value, end of period                                           $5.12          $5.03         $5.19         $5.06
                                                                         -----          -----         -----         -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $172           $177          $251           $58
Ratio of expenses to average daily net assets(c),(d)                      .94%(e)        .98%          .99%          .95%(e)
Ratio of net investment income (loss) to average daily net assets        3.51%(e)       3.11%         3.31%         2.98%(e)
Portfolio turnover rate (excluding short-term securities)                  80%           163%          227%          200%
Total return(f)                                                          3.56%(g)       1.27%         6.93%         1.75%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.08% for the six months ended Nov. 30, 2004 and 1.05%, 1.06% and 1.58% for the periods ended May 31, 2004, 2003 and 2002, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

(h)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
23   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004(h)        2004          2003          2002(b)
Net asset value, beginning of period                                     $5.04          $5.20         $5.07         $5.01
                                                                         -----          -----         -----         -----
Income from investment operations:
Net investment income (loss)                                               .07            .12           .15           .03
Net gains (losses) (both realized and unrealized)                          .08           (.09)          .16           .05
                                                                         -----          -----         -----         -----
Total from investment operations                                           .15            .03           .31           .08
                                                                         -----          -----         -----         -----
Less distributions:
Dividends from net investment income                                      (.07)          (.12)         (.16)         (.02)
Tax return of capital                                                       --           (.01)           --            --
Distributions from realized gains                                           --           (.06)         (.02)           --
                                                                         -----          -----         -----         -----
Total distributions                                                       (.07)          (.19)         (.18)         (.02)
                                                                         -----          -----         -----         -----
Net asset value, end of period                                           $5.12          $5.04         $5.20         $5.07
                                                                         -----          -----         -----         -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $110           $129          $200           $28
Ratio of expenses to average daily net assets(c),(d)                     1.69%(e)       1.74%         1.75%         1.74%(e)
Ratio of net investment income (loss) to average daily net assets        2.74%(e)       2.35%         2.49%         2.68%(e)
Portfolio turnover rate (excluding short-term securities)                  80%           163%          227%          200%
Total return(f)                                                          2.96%(g)        .52%         6.12%         1.76%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.84% for the six months ended Nov. 30, 2004 and 1.80%, 1.82% and 2.34% for the periods ended May 31, 2004, 2003 and 2002, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

(h)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
24   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004(h)        2004          2003          2002(b)
Net asset value, beginning of period                                     $5.04          $5.20         $5.07         $5.01
                                                                         -----          -----         -----         -----
Income from investment operations:
Net investment income (loss)                                               .07            .12           .15           .03
Net gains (losses) (both realized and unrealized)                          .08           (.09)          .16           .05
                                                                         -----          -----         -----         -----
Total from investment operations                                           .15            .03           .31           .08
                                                                         -----          -----         -----         -----
Less distributions:
Dividends from net investment income                                      (.07)          (.12)         (.16)         (.02)
Tax return of capital                                                       --           (.01)           --            --
Distributions from realized gains                                           --           (.06)         (.02)           --
                                                                         -----          -----         -----         -----
Total distributions                                                       (.07)          (.19)         (.18)         (.02)
                                                                         -----          -----         -----         -----
Net asset value, end of period                                           $5.12          $5.04         $5.20         $5.07
                                                                         -----          -----         -----         -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $12            $15           $22            $5
Ratio of expenses to average daily net assets(c),(d)                     1.69%(e)       1.74%         1.75%         1.73%(e)
Ratio of net investment income (loss) to average daily net assets        2.75%(e)       2.36%         2.50%         2.60%(e)
Portfolio turnover rate (excluding short-term securities)                  80%           163%          227%          200%
Total return(f)                                                          2.96%(g)        .52%         6.12%         1.74%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.84% for the six months ended Nov. 30, 2004 and 1.80%, 1.82% and 2.34% for the periods ended May 31, 2004, 2003 and 2002, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

(h)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
25   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Class I
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004(h)        2004(b)
Net asset value, beginning of period                                     $5.03          $5.15
                                                                         -----          -----
Income from investment operations:
Net investment income (loss)                                               .09            .05
Net gains (losses) (both realized and unrealized)                          .08           (.11)
                                                                         -----          -----
Total from investment operations                                           .17           (.06)
                                                                         -----          -----
Less distributions:
Dividends from net investment income                                      (.09)          (.06)
                                                                         -----          -----
Net asset value, end of period                                           $5.11          $5.03
                                                                         -----          -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $--            $--
Ratio of expenses to average daily net assets(c)                          .61%(d),(e)    .64%(e)
Ratio of net investment income (loss) to average daily net assets        3.84%(e)       3.39%(e)
Portfolio turnover rate (excluding short-term securities)                  80%           163%
Total return(f)                                                          3.53%(g)      (1.38%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratio of expenses for Class I would have been 0.64% for the six months ended Nov. 30, 2004.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

(h)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
26   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                               2004(h)        2004          2003          2002(b)
Net asset value, beginning of period                                     $5.03          $5.19         $5.06         $5.01
                                                                         -----          -----         -----         -----
Income from investment operations:
Net investment income (loss)                                               .09            .17           .19           .04
Net gains (losses) (both realized and unrealized)                          .09           (.09)          .16           .04
                                                                         -----          -----         -----         -----
Total from investment operations                                           .18            .08           .35           .08
                                                                         -----          -----         -----         -----
Less distributions:
Dividends from net investment income                                      (.09)          (.17)         (.20)         (.03)
Tax return of capital                                                       --           (.01)           --            --
Distributions from realized gains                                           --           (.06)         (.02)           --
                                                                         -----          -----         -----         -----
Total distributions                                                       (.09)          (.24)         (.22)         (.03)
                                                                         -----          -----         -----         -----
Net asset value, end of period                                           $5.12          $5.03         $5.19         $5.06
                                                                         -----          -----         -----         -----
Ratios/supplemental data
Net assets, end of period (in millions)                                    $--            $--           $--           $--
Ratio of expenses to average daily net assets(c),(d)                      .76%(e)        .81%          .80%          .78%(e)
Ratio of net investment income (loss) to average daily net assets        3.69%(e)       3.29%         3.68%         2.95%(e)
Portfolio turnover rate (excluding short-term securities)                  80%           163%          227%          200%
Total return(f)                                                          3.65%(g)       1.45%         7.10%         1.80%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.92% for the six months ended Nov. 30, 2004 and 0.87%, 0.88% and 1.40% for the periods ended May 31, 2004, 2003 and 2002, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

(h)  Six months ended Nov. 30, 2004 (Unaudited).

--------------------------------------------------------------------------------
27   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2004.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
28   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

                                                          Beginning               Ending                     Expenses paid
                                                        account value          account value               during the period
                                                        June 1, 2004           Nov. 30, 2004          June 1, 2004-Nov. 30, 2004
Class A
     Actual(a)                                             $1,000                $1,035.60                     $4.88(b)
     Hypothetical (5% return before expenses)              $1,000                $1,020.69                     $4.84(b)
Class B
     Actual(a)                                             $1,000                $1,029.60                     $8.74(c)
     Hypothetical (5% return before expenses)              $1,000                $1,016.87                     $8.68(c)
Class C
     Actual(a)                                             $1,000                $1,029.60                     $8.74(d)
     Hypothetical (5% return before expenses)              $1,000                $1,016.87                     $8.68(d)
Class I
     Actual(a)                                             $1,000                $1,035.30                     $3.16(e)
     Hypothetical (5% return before expenses)              $1,000                $1,022.37                     $3.14(e)
Class Y
     Actual(a)                                             $1,000                $1,036.50                     $3.94(f)
     Hypothetical (5% return before expenses)              $1,000                $1,021.61                     $3.91(f)

(a) Based on the actual return for the six months ended Nov. 30, 2004: +3.56% for Class A, +2.96% for Class B, +2.96% for Class C, +3.53% for Class I and +3.65% for Class Y.

(b) Expenses are equal to the Fund's Class A annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class B annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(d) Expenses are equal to the Fund's Class C annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(e) Expenses are equal to the Fund's Class I annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

(f) Expenses are equal to the Fund's Class Y annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
29   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
30   --   AXP U.S. GOVERNMENT MORTGAGE FUND   --   2004 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Government Income Series, Inc.




By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 28, 2005



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          January 28, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          January 28, 2005